Stock Based Compensation (Details) - Schedule of stock option activity - AutoLotto, Inc. [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock Based Compensation (Details) - Schedule of stock option activity [Line Items]
Shares Available for Grant, Outstanding Beginning	48,194	13,194
Outstanding Stock Awards, Outstanding Beginning	401,806	436,806
Weighted Average Exercise Price per Share, Outstanding Beginning (in Dollars per share)	$ 0.85	$ 0.85
Weighted Average Remaining Contractual Life (years), Outstanding Beginning		7 years 4 months 24 days
Shares Available for Grant, Forfeited	6,250	35,000
Outstanding Stock Awards, Forfeited	(6,250)	(35,000)
Weighted Average Exercise Price per Share, Forfeited (in Dollars per share)	$ (2.01)	$ (1.62)
Shares Available for Grant, Outstanding Ending	54,444	48,194
Outstanding Stock Awards, Outstanding Ending	395,556	401,806
Weighted Average Exercise Price per Share, Outstanding Ending (in Dollars per share)	$ 0.83	$ 0.85
Weighted Average Remaining Contractual Life (years), Outstanding Ending	5 years 4 months 24 days	6 years 4 months 24 days
Shares Available for Grant, Exercisable
Outstanding Stock Awards, Exercisable	331,285
Weighted Average Exercise Price per Share, Exercisable (in Dollars per share)	$ 1.15
Weighted Average Remaining Contractual Life (years), Exercisable	5 years 6 months